INCOME TAXES (FY) (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Income Tax Expense
The following reconciles the total income tax benefit, based on the U.S. Federal statutory income tax rate of 21% for the twelve month periods ended December 31, 2023 and December 31, 2022, with TMTG’s recognized income tax expense:

	Twelve Month Period Ended
(in thousands)	December 31, 2023	December 31, 2022
U.S. Statutory federal income tax expense/(benefit)	$(12,219.7)	$10,610.0
Permanent items
State income taxes, net of federal effect	1.1	2,633.1
Non-deductible expenses	334.6	3.0
Change in valuation allowance	11,885.1	(13,245.9)
Income tax expense	$1.1	$0.2

Deferred Tax Assets and Liabilities
The tax effects of temporary differences that give rise to deferred tax assets and deferred tax liabilities as of December 31, 2023 and 2022 are as follows:

(in thousands)	December 31, 2023	December 31, 2022
Deferred tax assets
Software and other claimed assets	$360.6	$1,810.5
Net operating loss (NOL)	9,474.7	4,478.1
Convertible promissory notes and derivative liability	3,853.2	—
Total deferred tax assets	13,688.5	6,288.6
Deferred tax liabilities
Property and equipment	(6.2)	(18.2)
Convertible promissory notes and derivative liability	—	(4,473.2)
Total deferred tax liabilities	(6.2)	(4,491.4)
Net deferred tax assets	13,682.3	1,797.2
Valuation allowance	(13,682.3)	(1,797.2)
Net deferred tax, net of valuation allowance	$—	$—